Investments - Summary of Corporations investments Held by Maturity Date (Details) $ in Thousands	Dec. 31, 2019 USD ($)
Disclosure Of Investment [Line Items]
Available for sale securities, debt maturities, next twelve months, fair value	$ 48,805
Available for sale securities, debt maturities, year two through five, fair value	60,212
Available for sale securities, debt maturities, after five years, fair value	0
Bonds
Disclosure Of Investment [Line Items]
Available for sale securities, debt maturities, next twelve months, fair value	48,805
Available for sale securities, debt maturities, year two through five, fair value	60,212
Available for sale securities, debt maturities, after five years, fair value	$ 0